SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025 [1]
Number of Options outstanding
Beginning balance	[1]	1,257,067
Granted	[1]	95,135
Exercised		(140,338)
Expired and forfeited		(61,544)
Ending balance		1,150,320	1,257,067
Exercisable	[1]	979,853
Weighted-Average Exercise Price
Beginning balance	[1]	$ 70.64
Granted	[1]	0.01
Exercised		12.23
Expired and forfeited		141.8
Ending balance		68.12	$ 70.64
Exercisable	[1]	$ 76.06
Weighted Average Remaining Contractual life, Outstanding		5 years 2 months 15 days	5 years 2 months 1 day
Weighted Average Remaining Contractual life, Exercisable	[1]	4 years 7 months 17 days
Aggregate Intrinsic Value, outstanding		$ 43,467	$ 111,600
Aggregate Intrinsic Value, exercisable	[1]	$ 33,462

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024, 20,217 in 2025, and 66,595 in 2026, as applicable.